Employee Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefit Plans (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Chile [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	5.00%	4.70%		5.00%
Expected rate of salary increases	4.00%	4.00%		4.00%
Mortality tables	CB-H-2014 RV-M-2014	CB-H-2014 RV-M-2014	RV -2009
Turnover rate	4.53%	4.72%		5.69%
Brazil [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected rate of salary increases		9.20%		9.69%
Mortality tables	AT 2000	AT 2000	AT 2000
Turnover rate	5.30%
Brazil [Member] | Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	8.68%	12.20%		14.02%
Expected rate of salary increases	7.38%
Turnover rate		4.55%		4.55%
Brazil [Member] | Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	9.93%	12.31%		14.21%
Expected rate of salary increases	9.69%
Turnover rate		5.68%		5.68%
Colombia [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	6.82%	6.54%		7.25%
Expected rate of salary increases	4.50%	4.20%		4.20%
Mortality tables	RV 2008	RV 2008	RV 2008
Turnover rate	0.38%
Colombia [Member] | Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Turnover rate		0.35%		0.44%
Colombia [Member] | Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Turnover rate		0.74%		0.65%
Argentina [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	5.00%	5.50%		5.50%
Expected rate of salary increases	0.00%	0.00%		0.00%
Mortality tables	CB-H-2014 RV-M-2014	CB-H-2014 RV-M-2014	RV 2004
Turnover rate	1.51%
Argentina [Member] | Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Turnover rate		1.20%		1.20%
Argentina [Member] | Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Turnover rate		1.52%		1.52%
Peru [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	6.00%	6.20%		7.60%
Expected rate of salary increases	3.00%	3.00%		3.00%
Mortality tables	CB-H-2014 RV-M-2014	CB-H-2014 RV-M-2014	RV 2009
Turnover rate	4.14%
Peru [Member] | Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Turnover rate		3.88%		3.90%
Peru [Member] | Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Turnover rate		4.20%		4.07%